Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segments | segment	1
Revenue	$ 8,006	$ 8,678
Cost of revenue	2,949	3,130
Sales and marketing	2,991	7,548
General and administrative	6,931	10,324
Research and development	1,803	2,315
Transaction costs	1,024
Impairment of long-lived assets	36	777
Gain on disposal of assets, net		(33)
Income tax expense	39	52
Net loss	(7,130)	(11,387)
Single reportable segment
Segment Reporting
Revenue	8,006	8,678
Cost of revenue	2,949	3,130
Sales and marketing	2,991	7,548
General and administrative	6,931	10,324
Research and development	1,803	2,315
Transaction costs	1,024
Impairment of long-lived assets	36	777
Gain on disposal of assets, net		(33)
Other income, net:	(637)	(4,048)
Income tax expense	39	52
Net loss	$ (7,130)	$ (11,387)